Material related party transactions - Balances with related parties (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Jun. 30, 2023
Material related party transactions
Trade related: Included in current trade and other receivables from related parties:	¥ 27,836	¥ 25,499	¥ 5,602
Trade related: Included in trade and other payables to related parties	7,334	8,123	6,371
Trade related: Included in contract liabilities due to related parties	2,388	5,965
Haydon (Shanghai) Technology Co., Ltd
Material related party transactions
Trade related: Included in current trade and other receivables from related parties:	54	53	46
Shanghai Kerong Networks Limited
Material related party transactions
Trade related: Included in trade and other payables to related parties	319	162	1,102
Wow Colour Beauty Guangdong Technology Limited
Material related party transactions
Trade related: Included in current trade and other receivables from related parties:	1,508	899	767
Trade related: Included in trade and other payables to related parties		51
Nome Design Guangzhou Limited
Material related party transactions
Trade related: Included in trade and other payables to related parties	126		126
ACC Super Accessories Shenzhen Technology Limited
Material related party transactions
Trade related: Included in current trade and other receivables from related parties:	277	688	293
Trade related: Included in trade and other payables to related parties	9	9	9
Miniso Lifestyle Nigeria Limited
Material related party transactions
Trade related: Included in current trade and other receivables from related parties:	12,427	786	2,484
Trade related: Included in contract liabilities due to related parties		4,850
Miniso (Zhaoqing) Industrial Investment Co., Ltd.
Material related party transactions
Trade related: Included in non-current trade and other receivables from related parties:	10,760	16,708	10,647
Trade related: Included in current trade and other receivables from related parties:	3,339	6,271
Trade related: Included in trade and other payables to related parties		542
Trade related: Included in lease liabilities due to related parties	68,406	104,097	78,914
Guangzhou Chuyunju Catering Service Co., Ltd.
Material related party transactions
Trade related: Included in trade and other payables to related parties	4,204	4,204	4,204
Guangzhou Chuyunju Catering Management Co. Ltd.
Material related party transactions
Trade related: Included in trade and other payables to related parties	1,676	2,072	880
Guangzhou Mingyou Business Development Co., Ltd.
Material related party transactions
Trade related: Included in current trade and other receivables from related parties:	1,710	3,173	2,012
Trade related: Included in trade and other payables to related parties		83	¥ 50
Guangzhou Mingyou Business Management Co., Ltd.
Material related party transactions
Trade related: Included in current trade and other receivables from related parties:	1,000	1,000
Miniso Winky Italy S.r.l.
Material related party transactions
Trade related: Included in contract liabilities due to related parties		1,115
Non-trade related: Included in current trade and other receivables from related parties		19,925
KOURITEN LIMITED
Material related party transactions
Trade related: Included in current trade and other receivables from related parties:	7,521	12,629
Trade related: Included in trade and other payables to related parties	1,000	¥ 1,000
Trade related: Included in contract liabilities due to related parties	¥ 2,388